Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss for the Three Months Ended March 31, 2018 and 2019 - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Revenue	$ 0
Operating expenses:
Research and development	(6,330)	(14,074)
Selling, general and administrative	(1,639)	(728)
Loss from operations	(7,969)	(14,802)
Foreign exchange gain, net	173	332
Interest income	6	73
Interest expense	(37)
Other income		316
Loss before income tax	(7,827)	(14,081)
Income tax benefit	0	0
Net loss	(7,827)	(14,081)
Less: Net loss attributable to noncontrolling interests	(534)	(425)
Net loss attributable to BeyondSpring Inc.	$ (7,293)	$ (13,656)
Net loss per share
Basic and diluted (in dollars per share)	$ (0.32)	$ (0.61)
Weighted-average shares outstanding
Basic and diluted (in shares)	23,029,362	22,211,762
Other comprehensive loss
Foreign currency translation adjustment loss	$ (194)	$ (65)
Comprehensive loss	(8,021)	(14,146)
Less: Comprehensive loss attributable to noncontrolling interests	(575)	(394)
Comprehensive loss attributable to BeyondSpring Inc.	$ (7,446)	$ (13,752)